SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 12: SUBSEQUENT EVENTS On October 18, 2012, CNH Capital completed an offering of $750,000 in aggregate principal amount of its 3.875% unsecured notes due 2015, issued at par.

NOTE 17: SUBSEQUENT EVENTS Subsequent events have been evaluated by management through March 29, 2012, the date of issuance of these financial statements.